Derivative instruments (Detail 1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
PRV	[1],[2],[3]	$ 121,841	$ 126,210
Notional values related to PRV	[1],[2],[3],[4]	4,758,600	4,238,600
NRV	[1],[2],[3],[5],[6]	120,880	125,723
Notional values related to NRV	[1],[2],[3],[4]	4,635,400	4,163,400
Other notional values	[1],[2],[3],[4],[7]	12,135,100	10,893,600
Derivative loan commitments		17	17
Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	42,600	37,100
Notional values related to PRV	[1],[3],[4]	1,006,600	1,051,100
NRV	[1],[3]	36,600	32,700
Notional values related to NRV	[1],[3],[4]	960,700	1,021,300
Other notional values	[1],[3],[4],[7]	11,999,200	10,778,800
Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	2,000	1,900
Notional values related to PRV	[1],[3],[4]	70,200	74,500
NRV	[1],[3]	3,000	2,700
Notional values related to NRV	[1],[3],[4]	69,900	78,300
Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	52,500	53,500
Notional values related to PRV	[1],[3],[4]	3,173,400	2,625,700
NRV	[1],[3]	54,000	53,400
Notional values related to NRV	[1],[3],[4]	2,993,800	2,517,300
Other notional values	[1],[3],[4],[7]	1,200	400
Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	22,800	31,400
Notional values related to PRV	[1],[3],[4]	420,300	408,900
NRV	[1],[3]	25,500	35,000
Notional values related to NRV	[1],[3],[4]	534,500	488,800
Other notional values	[1],[3],[4],[7]	122,100	105,900
Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	1,800	1,800
Notional values related to PRV	[1],[3],[4]	56,100	46,400
NRV	[1],[3]	1,700	1,500
Notional values related to NRV	[1],[3],[4]	60,000	38,500
Other notional values	[1],[3],[4],[7]	12,600	8,600
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[8]	100	200
Notional values related to PRV	[1],[3],[4],[8]	16,600	17,000
NRV	[1],[3],[8]	100	100
Notional values related to NRV	[1],[3],[4],[8]	6,900	6,000
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[8]	100	400
Notional values related to PRV	[1],[3],[4],[8]	15,400	15,100
NRV	[1],[3],[8]	100	200
Notional values related to NRV	[1],[3],[4],[8]	9,700	13,200
Forward contracts | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	2,800	1,400
NRV	[1],[3]	300	100
Notional values related to NRV	[1],[3],[4]	5,100	3,100
Other notional values	[1],[3],[4],[7]	3,136,800	2,873,900
Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	22,400	20,300
Notional values related to PRV	[1],[3],[4]	935,300	708,700
NRV	[1],[3]	23,400	20,900
Notional values related to NRV	[1],[3],[4]	966,600	731,200
Forward contracts | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	0	0
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	0	0
Forward contracts | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	100	100
Notional values related to PRV	[1],[3],[4]	4,200	3,200
NRV	[1],[3]	200	100
Notional values related to NRV	[1],[3],[4]	5,700	3,400
Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	5,900	6,600
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	4,900	5,400
Swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	34,300	29,500
Notional values related to PRV	[1],[3],[4]	454,700	459,800
NRV	[1],[3]	26,200	23,500
Notional values related to NRV	[1],[3],[4]	402,900	441,800
Other notional values	[1],[3],[4],[7]	8,086,000	7,189,100
Swaps | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	4,000	4,700
Notional values related to PRV	[1],[3],[4]	81,300	78,500
NRV	[1],[3]	5,500	5,600
Notional values related to NRV	[1],[3],[4]	96,300	86,300
Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	400	700
Notional values related to PRV	[1],[3],[4]	13,800	15,200
NRV	[1],[3]	600	400
Notional values related to NRV	[1],[3],[4]	15,100	9,900
Options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	8,100	7,600
Notional values related to PRV	[1],[3],[4]	464,800	562,200
NRV	[1],[3]	10,000	9,000
Notional values related to NRV	[1],[3],[4]	486,100	550,000
Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	7,300	8,300
Notional values related to PRV	[1],[3],[4]	660,900	613,800
NRV	[1],[3]	6,800	7,800
Notional values related to NRV	[1],[3],[4]	604,900	577,400
Options | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	5,000	5,500
Notional values related to PRV	[1],[3],[4]	88,600	97,600
NRV	[1],[3]	6,800	7,200
Notional values related to NRV	[1],[3],[4]	144,100	139,600
Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	1,000	400
Notional values related to PRV	[1],[3],[4]	27,400	18,600
NRV	[1],[3]	400	300
Notional values related to NRV	[1],[3],[4]	23,600	16,100
Options | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	84,400	27,700
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	66,600	26,300
Other notional values	[1],[3],[4],[7]	229,500	199,700
Options | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	4,000	3,600
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	3,800	5,300
Options | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	7,200	10,100
Notional values related to PRV	[1],[3],[4]	250,400	232,800
NRV	[1],[3]	7,800	9,000
Notional values related to NRV	[1],[3],[4]	294,100	262,800
Other notional values	[1],[3],[4],[7]	37,200	34,100
Options | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	100	100
Notional values related to PRV	[1],[3],[4]	4,800	2,900
NRV	[1],[3]	100	0
Notional values related to NRV	[1],[3],[4]	10,700	3,700
Other notional values	[1],[3],[4],[7]	600	100
Futures | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	546,900	516,100
Futures | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	1,200	400
Futures | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	84,900	71,700
Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	12,000	8,500
Agency transactions | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[9]	100	0
NRV	[1],[3],[9]	100	100
Agency transactions | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[9]	0	0
NRV	[1],[3],[9]	0	100
Agency transactions | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[9]	6,600	11,200
NRV	[1],[3],[9]	5,400	13,300
Agency transactions | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[9]	300	400
NRV	[1],[3],[9]	500	700
Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	1,700	1,700
Notional values related to PRV	[1],[3],[4]	65,000	68,800
NRV	[1],[3]	2,200	2,100
Notional values related to NRV	[1],[3],[4]	66,000	73,200
Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	300	200
Notional values related to PRV	[1],[3],[4]	2,000	3,000
NRV	[1],[3]	800	600
Notional values related to NRV	[1],[3],[4]	3,300	3,700
Options and warrants | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	3,300	2,700
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	600	1,400
Interest and currency swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	22,800	24,800
Notional values related to PRV	[1],[3],[4]	1,573,200	1,299,700
NRV	[1],[3]	23,800	24,600
Notional values related to NRV	[1],[3],[4]	1,418,500	1,203,500
UBS AG
Derivative [Line Items]
PRV	[1],[3],[10]	121,843	126,212
Notional values related to PRV	[1],[3],[4],[10]	4,758,900	4,238,700
NRV	[1],[3],[10]	120,880	125,723
Notional values related to NRV	[1],[3],[4],[10]	4,635,400	4,163,400
Other notional values	[1],[3],[4],[7],[10]	12,135,100	10,893,600
Derivative loan commitments		17	17
UBS AG | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	42,600	37,100
Notional values related to PRV	[1],[3],[4]	1,006,600	1,051,100
NRV	[1],[3]	36,600	32,700
Notional values related to NRV	[1],[3],[4]	960,700	1,021,300
Other notional values	[1],[3],[4],[7]	11,999,200	10,778,800
UBS AG | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	2,000	1,900
Notional values related to PRV	[1],[3],[4]	70,200	74,500
NRV	[1],[3]	3,000	2,700
Notional values related to NRV	[1],[3],[4]	69,900	78,300
UBS AG | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	52,500	53,500
Notional values related to PRV	[1],[3],[4]	3,173,600	2,625,800
NRV	[1],[3]	54,000	53,400
Notional values related to NRV	[1],[3],[4]	2,993,800	2,517,300
Other notional values	[1],[3],[4],[7]	1,200	400
UBS AG | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	22,800	31,400
Notional values related to PRV	[1],[3],[4]	420,300	408,900
NRV	[1],[3]	25,500	35,000
Notional values related to NRV	[1],[3],[4]	534,500	488,800
Other notional values	[1],[3],[4],[7]	122,100	105,900
UBS AG | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	1,800	1,800
Notional values related to PRV	[1],[3],[4]	56,100	46,400
NRV	[1],[3]	1,700	1,500
Notional values related to NRV	[1],[3],[4]	60,000	38,500
Other notional values	[1],[3],[4],[7]	12,600	8,600
UBS AG | Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[8]	100	200
Notional values related to PRV	[1],[3],[4],[8]	16,600	17,000
NRV	[1],[3],[8]	100	100
Notional values related to NRV	[1],[3],[4],[8]	6,900	6,000
UBS AG | Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
PRV	[1],[3],[8]	100	400
Notional values related to PRV	[1],[3],[4],[8]	15,400	15,100
NRV	[1],[3],[8]	100	200
Notional values related to NRV	[1],[3],[4],[8]	9,700	13,200
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	2,800	1,400
NRV	[1],[3]	300	100
Notional values related to NRV	[1],[3],[4]	5,100	3,100
Other notional values	[1],[3],[4],[7]	3,136,800	2,873,900
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	22,400	20,300
Notional values related to PRV	[1],[3],[4]	935,500	708,800
NRV	[1],[3]	23,400	20,900
Notional values related to NRV	[1],[3],[4]	966,600	731,200
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	0	0
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	0	0
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	100	100
Notional values related to PRV	[1],[3],[4]	4,200	3,200
NRV	[1],[3]	200	100
Notional values related to NRV	[1],[3],[4]	5,700	3,400
UBS AG | Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	5,900	6,600
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	4,900	5,400
UBS AG | Swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	34,300	29,500
Notional values related to PRV	[1],[3],[4]	454,700	459,800
NRV	[1],[3]	26,200	23,500
Notional values related to NRV	[1],[3],[4]	402,900	441,800
Other notional values	[1],[3],[4],[7]	8,086,000	7,189,100
UBS AG | Swaps | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	4,000	4,700
Notional values related to PRV	[1],[3],[4]	81,300	78,500
NRV	[1],[3]	5,500	5,600
Notional values related to NRV	[1],[3],[4]	96,300	86,300
UBS AG | Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	400	700
Notional values related to PRV	[1],[3],[4]	13,800	15,200
NRV	[1],[3]	600	400
Notional values related to NRV	[1],[3],[4]	15,100	9,900
UBS AG | Options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	8,100	7,600
Notional values related to PRV	[1],[3],[4]	464,800	562,200
NRV	[1],[3]	10,000	9,000
Notional values related to NRV	[1],[3],[4]	486,100	550,000
UBS AG | Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	7,300	8,300
Notional values related to PRV	[1],[3],[4]	660,900	613,800
NRV	[1],[3]	6,800	7,800
Notional values related to NRV	[1],[3],[4]	604,900	577,400
UBS AG | Options | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	5,000	5,500
Notional values related to PRV	[1],[3],[4]	88,600	97,600
NRV	[1],[3]	6,800	7,200
Notional values related to NRV	[1],[3],[4]	144,100	139,600
UBS AG | Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	1,000	400
Notional values related to PRV	[1],[3],[4]	27,400	18,600
NRV	[1],[3]	400	300
Notional values related to NRV	[1],[3],[4]	23,600	16,100
UBS AG | Options | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	84,400	27,700
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	66,600	26,300
Other notional values	[1],[3],[4],[7]	229,500	199,700
UBS AG | Options | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	4,000	3,600
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	3,800	5,300
UBS AG | Options | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3]	7,200	10,100
Notional values related to PRV	[1],[3],[4]	250,400	232,800
NRV	[1],[3]	7,800	9,000
Notional values related to NRV	[1],[3],[4]	294,100	262,800
Other notional values	[1],[3],[4],[7]	37,200	34,100
UBS AG | Options | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3]	100	100
Notional values related to PRV	[1],[3],[4]	4,800	2,900
NRV	[1],[3]	100	0
Notional values related to NRV	[1],[3],[4]	10,700	3,700
Other notional values	[1],[3],[4],[7]	600	100
UBS AG | Futures | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	546,900	516,100
UBS AG | Futures | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	1,200	400
UBS AG | Futures | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	84,900	71,700
UBS AG | Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other notional values	[1],[3],[4],[7]	12,000	8,500
UBS AG | Agency transactions | Exchange-traded contracts | Interest rate risk
Derivative [Line Items]
PRV	[1],[3],[9]	100	0
NRV	[1],[3],[9]	100	100
UBS AG | Agency transactions | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3],[9]	0	0
NRV	[1],[3],[9]	0	100
UBS AG | Agency transactions | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[1],[3],[9]	6,600	11,200
NRV	[1],[3],[9]	5,400	13,300
UBS AG | Agency transactions | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[1],[3],[9]	300	400
NRV	[1],[3],[9]	500	700
UBS AG | Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	1,700	1,700
Notional values related to PRV	[1],[3],[4]	65,000	68,800
NRV	[1],[3]	2,200	2,100
Notional values related to NRV	[1],[3],[4]	66,000	73,200
UBS AG | Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	300	200
Notional values related to PRV	[1],[3],[4]	2,000	3,000
NRV	[1],[3]	800	600
Notional values related to NRV	[1],[3],[4]	3,300	3,700
UBS AG | Options and warrants | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[1],[3]	0	0
Notional values related to PRV	[1],[3],[4]	3,300	2,700
NRV	[1],[3]	0	0
Notional values related to NRV	[1],[3],[4]	600	1,400
UBS AG | Interest and currency swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[1],[3]	22,800	24,800
Notional values related to PRV	[1],[3],[4]	1,573,200	1,299,700
NRV	[1],[3]	23,800	24,600
Notional values related to NRV	[1],[3],[4]	$ 1,418,500	$ 1,203,500

[1]
Derivative financial liabilities as of 31 December 2019 include USD 17 million related to derivative loan commitments (31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 34 under Forward starting transactions.

[4]
In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis.

[5]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[6]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[7]
Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.

[8]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments.
[9]	Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile.
[10]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.